Predecessor Impairment of Long-Lived Assets - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Oct. 02, 2016	Dec. 31, 2015	Dec. 31, 2014
Predecessor
Impairment of long-lived assets	$ 0	$ 2,541	$ 4,670